Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2025
Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2025
Prospectus Date	rr_ProspectusDate	May 07, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A